Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) MWh kWh		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Detailed Information About Contract Assets [Line Items]
Contract assets	$ 0	[1]	$ 99,416	$ 106,774
Peirot HaGolan [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	1.5
Stake in the project	51.00%
Tariff approval for the facility (agorot per kWh) | kWh	53.99
Rate of return on the contract asset	5.75
Contract assets	$ 0	[1]	2,704
Sde Nehemia [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	0.63
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	53.99
Rate of return on the contract asset	5.75
Contract assets	$ 0	[1]	870
Barbur [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	0.5
Stake in the project	51.00%
Tariff approval for the facility (agorot per kWh) | kWh	53.99
Rate of return on the contract asset	5.75
Contract assets	$ 0	[1]	680
Talmei Bilu [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	10
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	102.46
Rate of return on the contract asset	6.5
Contract assets	$ 0	[1]	34,062
Mivtachim [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	10
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	130.39
Rate of return on the contract asset	8
Contract assets	$ 0	[1]	40,411
Kramim [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	5
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	96.31
Rate of return on the contract asset	6
Contract assets	$ 0	[1]	13,170
Idan [Member]
Disclosure Of Detailed Information About Contract Assets [Line Items]
Total capacity in MW | MWh	3
Stake in the project	100.00%
Tariff approval for the facility (agorot per kWh) | kWh	96.31
Rate of return on the contract asset	6
Contract assets	$ 0	[1]	$ 7,519

[1]	Following the significant change to the terms of the concession arrangement with the state of Israel at the beginning of 2024, the Electricity Authority in Israel approved the cancellation of licenses for electricity generation facilities with a capacity of less than 16 MW, including the aforementioned facilities. Following the license cancellation, the facilities continue to generate electricity in accordance with the technical specifications and the capacity approved in the licenses. Furthermore, the tariff approval for the facilities will remain valid until the original license expiration date prior to its cancellation.